Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration of risk [Abstract]
Exchange rate appreciation			2.90%
Exchange rate appreciation (depreciation)	4.40%	2.40%